FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Due to related companies	$ 856	¥ 6,221	¥ 9,069
Due to the Shareholder	10,639	77,317	85,673
Total [Member]
IfrsStatementLineItems [Line Items]
Trade payables	14	100	100
Financial liabilities in other payables and accruals	368	2,677	7,864
Due to related companies	856	6,221	9,069
Due to the Shareholder	10,639	77,317	85,673
Lease liabilities	52	376	366
Total	12,537	91,110	103,072
Current derivative financial liabilities	608	4,419
On demand [member]
IfrsStatementLineItems [Line Items]
Trade payables	14	100	100
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	52	376
Total	674	4,895	100
Current derivative financial liabilities	608	4,419
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals	368	2,677	7,864
Due to related companies	856	6,221	9,069
Due to the Shareholder	10,639	77,317	85,673
Lease liabilities			366
Total	11,863	86,215	102,972
Current derivative financial liabilities
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Total
Current derivative financial liabilities
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Total
Current derivative financial liabilities